Acquisition of businesses and purchase accounting - Mayhugh Drugs, Inc. - Asset and Liabilities (Details) - Mayhugh Drugs, Inc. - USD ($)	Feb. 01, 2021	Sep. 30, 2021
Acquisition of businesses and purchase accounting
Cash	$ 180,000
Accounts receivable	474,000
Inventory	487,000
Prepaid expenses and other current assets	7,000
Property and equipment	1,357,000
Right of use real estate ($390 net of unfavorable lease)	61,000
Goodwill	1,587,000
Accounts payable	(880,000)
Accrued liabilities	(14,000)
Deferred revenue	(84,000)
Equipment loans	(2,846,000)
U.S. Small Business Association ("SBA") loan	(119,000)
Lease liabilities	(134,000)
Deferred tax liability	(947,000)
Net assets acquired	1,959,000
Cash transferred	1,047,000	$ 912,000
Total consideration transferred, acquisition-date fair value	1,959,000
Goodwill deductible for tax purposes	0
Expected credit loss on accounts receivable	1,142,000
Non-compete agreements
Acquisition of businesses and purchase accounting
Intangible asset	40,000
Brand
Acquisition of businesses and purchase accounting
Intangible asset	290,000
Customer relationships
Acquisition of businesses and purchase accounting
Intangible asset	$ 2,500,000